Organization, Basis of Presentation and Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Basis of Presentation and Significant Accounting Policies

Note 1. Organization, Basis of Presentation and Significant Accounting Policies

Nature of Business and Basis of Presentation

Mindpix Corporation (referred to herein as the “Company”) was originally incorporated in the State of Delaware in 1988, re-domiciled in the State of Nevada in 2004, and is media company that focuses on proprietary technology, music and multi-media global content.

Interim Financial Statements

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America (“U.S.”) as promulgated by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) and with the rules and regulations of the U.S Securities and Exchange Commission (“SEC”) for interim financial information. The unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which, in the opinion of management, are considered necessary for a fair presentation of the results for the periods shown. The results of operations for the periods presented are not necessarily indicative of the results expected for the full fiscal year or for any future period. The information included in these unaudited condensed consolidated financial statements should be read in conjunction with Management’s Discussion and Analysis and Results of Operations contained in this report and the audited consolidated financial statements and accompanying notes for the year ended December 31, 2013, included in this Form 10.

Going Concern and Liquidity

The Company has a working capital deficiency of $952,826, a Mindpix Corporation stockholders’ deficiency of $623,624 and an accumulated deficit of $17,776,281 as of March 31, 2014. The Company had no revenues in 2014 and incurred a net loss attributable to Mindpix Corporation and net cash used in operations of $468,389 and $172,897, respectively, for the three months ended March 31, 2014. Management will require additional equity or debt financing to finance its operations. There can be no assurance that such funding will be available to the Company on acceptable terms. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company has not made any adjustments that might result from the outcome of this uncertainty.

Management Plans – The Company is focusing its efforts on:

●	Developing new business,

●	identifying strategic partnerships that will enhance its service offerings, and

●	seeking sources of debt and equity financing.

Management believes that these efforts will allow the Company to continue as a going concern for the foreseeable future.

Principles of Consolidation and Non-Controlling Interest

The accompanying consolidated financial statements include the accounts of the Company and its majority-owned subsidiary, New Beginnings Concert 2012, LLC (“New Beginnings), which was organized in the state of Florida in November 2012 for the purpose of producing a concert event in Florida in December 2012. The Company owns a 66% interest in New Beginnings. Amounts attributable to the non-controlling members in New Beginnings are presented as non-controlling interest in subsidiary on the accompanying consolidated balance sheets and net loss attributable to non-controlling interest on the accompanying consolidated statements of operations. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Although these estimates are based on the Company’s knowledge of current events and actions that the Company may undertake in the future, actual results could differ from those estimates. As discussed below, the Company’s most significant estimates include those made in connection with stock based transactions, and derivative valuations.

Cash and Cash Equivalents

For the purposes of the balance sheet and statement of cash flows, the Company considers all amounts on deposit with financial institutions and highly liquid investments with original maturities at time of purchase of three months or less to be cash equivalents.

Revenue Recognition

The Company recognizes revenue during the period in which all services have been provided which is generally during the period in which events are held. Any amounts collected prior to the period in which events are held are deferred.

Stock-based Compensation

The Company recognizes stock-based compensation by measuring the cost of services to be rendered based on the grant-date fair value of the equity award. The grant date fair value of the equity-awards granted is estimated based on the quoted trading price of the Company’s common stock and is recognized as expense over the vesting period, if any.

For non-employee grants, the expense is measured on a measurement date and recognized over the period of services.

Fair Value of Financial Instruments

The carrying amount of the Company’s financial instruments consisting of accounts payable, notes payable and accrued interest, convertible debt, and amounts due to related parties approximate fair value due to their short term nature.

Income Taxes

Deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for income taxes under the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, “Accounting for Income Taxes.” It prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result, the Company has applied a more-likely-than-not recognition threshold for all tax uncertainties. The guidance only allows the recognition of those tax benefits that have a greater than 50% likelihood of being sustained upon examination by the various taxing authorities. The Company’s tax years since 2004 remain subject to examination by Federal and state jurisdictions.

The Company classifies penalties and interest related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations.

Earnings Per Share

Basic earnings per share is calculated based on income available to common stockholders and the weighted-average number of shares outstanding during the reporting period. Diluted earnings per share is calculated based on income available to common stockholders and the weighted-average number of common and potential common shares outstanding during the reporting period. The Company’s potentially dilutive securities, consisting 10,000,000 shares underlying stock options and 71,293,673 shares underling convertible debt as of March 31, 2014, were anti-dilutive and excluded from the calculation of diluted earnings per share.

Subsequent Events

The Company has evaluated subsequent events through August 26, 2014, which is also the date the financial statements were available to be issued.

Recently Issued Accounting Standards

Management has reviewed and continues to monitor the actions of the various financial and regulatory reporting agencies and is currently not aware of any proposed or pending pronouncements that could have a material impact on the Company’s financial position, results of operations or cash flows.

Note 1. Organization, Basis of Presentation and Significant Accounting Policies

Nature of Business and Basis of Presentation

Mindpix Corporation (referred to herein as the “Company”) was originally incorporated in the State of Delaware in 1988, re-domiciled in the State of Nevada in 2004, and is a media company that focuses on proprietary technology, music and multi-media global content. In 2011, the Company intended to consummate a reverse merger transaction with Emax Media, Inc. Since May 31, 2011, the intended effective date of the reverse merger, through April 2013, management of Emax Media, Inc. and its affiliates acted as officers of the Company. The Company has determined that the reverse merger was not perfected.

Going Concern and Liquidity

The Company has a working capital deficiency of $771,545, a Mindpix Corporation stockholders’ deficiency of $441,861, and an accumulated deficit of $17,307,892 as of December 31, 2013. The Company has no recurring sources of revenue or liquidity and incurred a net loss attributable to Mindpix Corporation and net cash used in operations of $3,869,039 and $911,329, respectively, for the year ended December 31, 2013. Management will require additional equity or debt financing to finance its operations. There can be no assurance that such funding will be available to the Company on acceptable terms. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company has not made any adjustments that might result from the outcome of this uncertainty.

Management Plans – The Company is focusing its efforts on:

●	Developing new business,

●	identifying strategic partnerships that will enhance its service offerings, and

●	seeking sources of debt and equity financing.

Management believes that these efforts will allow the Company to continue as a going concern for the foreseeable future.

Principles of Consolidation and Non-Controlling Interest

The accompanying consolidated financial statements include the accounts of the Company and its majority-owned subsidiary, New Beginnings Concert 2012, LLC (“New Beginnings), which was organized in the state of Florida in November 2012 for the purpose of producing a concert event in Florida in December 2012. The Company did not recognize any revenues from the concert event due to minimal proceeds, all of which were retained by a payment processing subcontractor because minimum proceeds were not received. The Company owns a 66% interest in New Beginnings. Amounts attributable to the non-controlling members in New Beginnings are presented as non-controlling interest in subsidiary on the accompanying consolidated balance sheets and net loss attributable to non-controlling interest on the accompanying consolidated statements of operations. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Although these estimates are based on the Company’s knowledge of current events and actions that the Company may undertake in the future, actual results could differ from those estimates. As discussed below, the Company’s most significant estimates include those made in connection with stock based transactions, and derivative valuations.

Cash and Cash Equivalents

For the purposes of the balance sheet and statement of cash flows, the Company considers all amounts on deposit with financial institutions and highly liquid investments with original maturities at time of purchase of three months or less to be cash equivalents.

Due from Emax Media, Inc. and Affiliates (Contra-Equity)

The Company accounted for common stock issued in settlement of obligations of Emax Media, Inc. and its affiliates as contra-equity included in Due from Emax Media, Inc. and Affiliates in the deficiency section of the accompanying consolidated balance sheets.

Revenue Recognition

The Company recognizes revenue during the period in which all services have been provided which is generally during the period in which events are held. Any amounts collected prior to the period in which events are held are deferred.

Stock-based Compensation

The Company recognizes stock-based compensation to employees by measuring the cost of services to be rendered based on the grant-date fair value of the equity award. The grant date fair value of the equity-awards granted was estimated based on the quoted trading price of the Company’s common stock and is recognized as expense over the vesting period, if any.

For non-employee grants the expense is measured on a measurement date and recognized over the period of services.

Fair Value of Financial Instruments

The carrying amount of the Company’s financial instruments consisting of accounts payable, notes payable and accrued interest, and amounts due to related parties approximate fair value due to their short term nature.

Income Taxes

Deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company accounts for income taxes under the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, “Accounting for Income Taxes.” It prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result, the Company has applied a more-likely-than-not recognition threshold for all tax uncertainties. The guidance only allows the recognition of those tax benefits that have a greater than 50% likelihood of being sustained upon examination by the various taxing authorities. The Company’s tax years since 2004 remain subject to examination by Federal and state jurisdictions.

The Company classifies penalties and interest related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations.

Earnings Per Share

Basic earnings per share is calculated based on income available to common stockholders and the weighted-average number of shares outstanding during the reporting period. Diluted earnings per share is calculated based on income available to common stockholders and the weighted-average number of common and potential common shares outstanding during the reporting period. The Company’s potentially dilutive securities, consisting of options to acquire 10,000,000 and 12,000,000 shares of common stock for the year ended December 31, 2013 and 2012, respectively, and 56,760,000 shares underling convertible debt as of December 31, 2013, were anti-dilutive and excluded from the calculation of diluted earnings per share.

Subsequent Events

The Company has evaluated subsequent events through August 26, 2014, which is also the date the financial statements were available to be issued.

Reclassifications

Certain amounts in the consolidated balance sheet as of December 31, 2012 have been reclassified to conform to the 2013 presentation. Accrued interest on notes payable was reclassified from notes payable into accrued expenses.

Recently Issued Accounting Standards

Management has reviewed and continues to monitor the actions of the various financial and regulatory reporting agencies and is currently not aware of any proposed or pending pronouncements that could have a material impact on the Company’s financial position, results of operations or cash flows.